Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 221,260,000.00
Previously Paid Amount	1,586.12
Total Fee Amount	30,711.41
Total Offset Amount	0.00
Net Fee	$ 29,125.29